Investments in joint ventures - Narrative (Details) - Joint ventures $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Provision for doubtful debts	$ 0
Doubtful debt provision, expense	$ 0
Minimum
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	30 days
Maximum
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	45 days